Equity (Details 4) - BRL (R$)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EQUITY
Controlling shareholders	R$ 6,167,906,000	R$ 5,547,948,000	R$ 5,029,389,000
Adjustments, Allocation of income to legal reserve	(308,395,000)	(277,397,000)
Adjustments, Tax incentives on corporate income tax return adjustments	(7,559,000)	(113,352,000)
Adjusted net income	5,851,952,000	5,157,199,000
Interest on equity and dividends, gross amount	(3,370,000,000)	(3,105,000,000)
IOE, Gross amount	(3,370,000,000)	(3,105,000,000)
Balance of unallocated net income	2,481,952,000	2,052,199,000
Increase (decrease) through share-based payment transactions, equity	150,553,000	126,977,000
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	10,157,000	367,299,000
Reserve for the share buyback program	0	(1,099,584,000)
Income available to be distributed	2,642,662,000	1,446,891,000
Proposed additional dividends - Net income for the year	2,642,662,000	1,446,891,000
Total Proposal for Distributions	2,642,662,000	1,446,891,000
Mandatory minimum dividend - 25% of adjusted net income	R$ 1,462,988,000	R$ 1,289,300,000